Note 21 - Other Payables and Provisions for Liabilities	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
21	OTHER PAYABLES AND PROVISIONS FOR LIABILITIES

Trade and Other Payables

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
CURRENT LIABILITIES
Trade payables	43,273	29,734
Customer deposits	1,112	348
Onerous lease provision	558	907
Term loan	35,000	—
Other accrued liabilities (including the amount of finance leases due within 12 months)	40,242	13,304
Current Liabilities	120,185	44,293
NON- CURRENT LIABILITIES
Deferred tax liability (net of offset tax)	4,412	3,863
Borrowings	9,461	—
Onerous lease provision	628	1,502
Non-current liabilities	4,095	2,228
Non-Current Liabilities	18,596	7,593

Trade creditors and accruals principally comprise amounts outstanding for trade purchases and ongoing costs. The average credit period taken for trade purchases is
89
days (
2017:
86
days).
No
interest has been charged by suppliers in respect of overdue amounts in the year. Other accrued liabilities relate primarily to accrued content, rewards and vacation costs.

Non-current liabilities include deferred rent of
$0.7
million (
2017:
$0.1
million) and obligations under finance leases of
$3.4
million (
2017:
$2.1
million).

Borrowings

On
November 8, 2017,
RhythmOne and certain of its subsidiaries entered into a senior secured revolving credit facility with Silicon Valley Bank and certain other lenders party thereto pursuant to which certain subsidiaries of RhythmOne may
borrow up to
$25.0
 million of revolving loans. The funds are designed to provide cash resources to support potential strategic initiatives and general corporate purposes. Subject to satisfaction of certain conditions, the total revolving commitments under the Revolving Credit Facility may
be increased by an amount
not
to exceed
$75.0
 million. This facility bears interest at either Libor plus an applicable margin or the United States Federal Funds effective rate plus
0.5%
in addition to an applicable margin. For the period the effective interest rate for this facility was
4.67%.
This revolving credit facility matures on
November 8, 2020.
As of
March 31, 2018,
the Company had
$10.0
million of borrowings from this facility.

Under terms of the credit facility, the Company is required to maintain a minimum adjusted quick ratio metric on a monthly basis and a consolidated adjusted EBITDA measured on a quarterly basis. As of
March 31, 2018
the Company was compliant with these covenants.

The debt issuance costs of
$0.6
million related to the credit facility have been capitalized and will be amortized over the life of the facility. At
March 31, 2018,
there was
$0.1
million which has been amortized in finance expense and there remains
$0.5
million capitalized against the revolving credit facility.

Term Loan

In addition, a Subordinated Loan and Security Agreement was signed, under which Silicon Valley Bank will make available to certain of RhythmOne’s subsidiaries a subordinated loan not
to exceed
$35.0
 million. The obligations of each borrower under the Bridge Facility will be guaranteed on a full and unconditional basis by certain of RhythmOne’s subsidiaries. The subordinated loan matures on
June 2, 2018.
The loan bears interest at the greater of the Prime Rate less
1.50%
and
2.75%,
which interest shall be payable monthly. For the period the effective interest rate for this loan was
3.04%.

The Directors consider that the carrying amount of trade payables approximates to their fair value.

The onerous lease provision comprises obligations for future rents payable on properties that are vacant or only partially utilized. These provisions are expected to be utilized by
September 30, 2021.

Provisions

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Balance at beginning of the Period	2,409	705
Additional provision in the year	551	2,159
Utilization of provision	(1,774)	(455)
Balance at end of the Period	1,186	2,409

Obligations under finance lease:

The following table details the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment period.

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
AMOUNTS PAYABLE UNDER FINANCE LEASES
Within one year	2,491	602
In second to fifth years inclusive	3,427	2,165
	5,918	2,767
Less: Amounts due for settlement within 12 months (shown under current liabilities)	(2,491)	(602)
Amounts due for settlement after 12 months	3,427	2,165

For the year ended
March 31, 2018,
the average effective borrowing rate was
6.8%
(
2017:
6.6%
).

There is
no
material difference between the minimum lease payment and their present values.

The Group’s obligations under finance leases are typically secured on the assets to which the lease relates.